Subsequent Events - Additional Information (Detail)				12 Months Ended
	Aug. 27, 2021 $ / shares	Jul. 26, 2021 Contract	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Events After Reporting Period [line Items]
Dividend declared per share | $ / shares	$ 0.08
NetMotion Software, Inc. [member]
Disclosure Of Events After Reporting Period [line Items]
Business acquistion transaction costs incurred and charged to income statement				$ 9,100,000
Cash On Hand [member]
Disclosure Of Events After Reporting Period [line Items]
Business acquistion total consideration transferred or transferrable			$ 65,000,000.0
Term Loan [member] | Benefit Street Partners LLC [member]
Disclosure Of Events After Reporting Period [line Items]
Debt instrument face value			$ 275.0
Employee Share Ownership Plan [member]
Disclosure Of Events After Reporting Period [line Items]
Shares issued regarding share based payments | Contract		42,164
Major business combination [member] | NetMotion Software, Inc. [member]
Disclosure Of Events After Reporting Period [line Items]
Business acquistion percentage of equirty interests acquired			100.00%
Business acquistion total consideration transferred or transferrable			$ 340,000,000.0
Term Loan For Financing The Purchase Consideration [Member] | Benefit Street Partners LLC [member]
Disclosure Of Events After Reporting Period [line Items]
Debt instrument face value			$ 275,000,000.0
Long term debt term			six-year
Term Loan For Financing The Purchase Consideration [Member] | Bottom of range [member] | Benefit Street Partners LLC [member] | Floating interest rate [member] | London Interbank Offered Rate LIBOR Loan [Member]
Disclosure Of Events After Reporting Period [line Items]
Debt instrument basis variable interest rate spread			5.50%
Term Loan For Financing The Purchase Consideration [Member] | Bottom of range [member] | Benefit Street Partners LLC [member] | Floating interest rate [member] | US Base Rate Loan [Member]
Disclosure Of Events After Reporting Period [line Items]
Debt instrument basis variable interest rate spread			4.50%
Term Loan For Financing The Purchase Consideration [Member] | Top of range [member] | Benefit Street Partners LLC [member] | Floating interest rate [member] | London Interbank Offered Rate LIBOR Loan [Member]
Disclosure Of Events After Reporting Period [line Items]
Debt instrument basis variable interest rate spread			6.00%
Term Loan For Financing The Purchase Consideration [Member] | Top of range [member] | Benefit Street Partners LLC [member] | Floating interest rate [member] | US Base Rate Loan [Member]
Disclosure Of Events After Reporting Period [line Items]
Debt instrument basis variable interest rate spread			5.00%
Subsequent Credit Agreement After Reporting Period [Member] | Bottom of range [member]
Disclosure Of Events After Reporting Period [line Items]
Borrowings, interest rate			6.75%